Deferred Revenue (Details) - Schedule of Deferred Revenue in Accordance - EUR (€)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of deferred revenue in accordance [Abstract]
Deferred revenue – outside parties	€ 224,248	€ 224,248